PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 1,181	$ 1,075
Accumulated depreciation	432	97
Property and equipment, net	749	978
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	209	194
Accumulated depreciation	140	88
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	62	62
Accumulated depreciation	12	7
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	903	813
Accumulated depreciation	276	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	7	6
Accumulated depreciation	$ 4	$ 2